INTANGIBLE ASSETS (Detail Textuals) - License Agreement - NTD Technology	12 Months Ended
Sep. 30, 2018 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Minimum advance royalty payments	$ 85,000
Total amount of milestone payments after start of a Phase II clinical trial	50,000
Total amount of milestone payments after start of a Phase III clinical trial	900,000
Total amount of milestone payments at application for marketing approval	$ 1,450,000